SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Disclosure of Non-Cash Transactions for 2013
The consideration for the acquisition of Twoo on January 4, 2013 includes a contingent consideration arrangement, which is described in Note 5 and Note 9.
Supplemental Disclosure of Non-Cash Transactions for 2011
The consideration for the acquisition of OkCupid on January 20, 2011 includes a contingent consideration arrangement.
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Cash paid (received) during the year for:
Interest	$28,705	$5,214	$5,128
Income tax payments	112,087	43,316	42,094
Income tax refunds	(17,683)	(8,187)	(3,609)